Submission	Oct. 03, 2025
Submission [Line Items]
Central Index Key	0002021966
Registrant Name	FT Vest Total Return Income Fund: Series A2
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A